Label	Element	Value
Net Income (Loss) Attributable to Noncontrolling Interest	us-gaap_NetIncomeLossAttributableToNoncontrollingInterest	$ 2,505
Net Income (Loss) Attributable to Noncontrolling Interest	us-gaap_NetIncomeLossAttributableToNoncontrollingInterest	$ 3,738